Note 18 - Other Income (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Operating Income (Expense), Net	$ 254,604	$ 735,707	$ 2,352,946